Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Schedule of Income and Share Data Used in Basic and Diluted Earnings (Loss) Per Share Computations
The following reflects the income and share data used in the basic and diluted earnings (loss) per ordinary share and ADS computations:

	Year ended December 31,
	2018	2019	2020
	(in thousands, except share and per share data)
Profit (Loss)	$(36,224)	$(36,697)	$(54,476)
Weighted average number of shares outstanding for basic EPS	93,767,005	95,008,518	112,432,988
Net effect of dilutive stock options	—	—	—
Net effect of dilutive warrants	—	—	—
Net effect of vesting of restricted stock	—	—	—
Net effect of conversion of convertible notes	—	—	—
Weighted average number of shares outstanding for diluted EPS	93,767,005	95,008,518	112,432,988
Basic earnings (loss) per share	$(0.39)	$(0.39)	$(0.48)
Diluted earnings (loss) per share	$(0.39)	$(0.39)	$(0.48)
ADS outstanding for basic and diluted earnings (loss) per ADS	23,441,751	23,752,130	28,108,247
Basic earnings (loss) per ADS	$(1.55)	$(1.54)	$(1.94)
Diluted earnings (loss) per ADS	$(1.55)	$(1.54)	$(1.94)